License Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
License Agreements [Abstract]
License Agreements

9. License Agreements

License Agreement with The University of Michigan

In December 2014, we entered into a license agreement with The Regents of The University of Michigan, or Michigan, under which we received certain license rights for a non-refundable upfront license, annual maintenance fees and payments upon achievement of certain development and sales-based milestones. The licensed asset consists of a number of compounds, which are in the lead discovery/lead optimization phase. All future development, regulatory and commercial work on the asset will be completed fully and at our sole expense. Michigan retains the right to use the asset for non-commercial research, internal and/or educational purposes, with the right to grant the same limited rights to other non-profit research institutions. Furthermore, the agreement stipulates contingent consideration for the issuance of shares equivalent to a set dollar value upon the occurrence of a qualified financing or a change of control event, as defined in the amendment to the agreement, consistent with the terms issued to any future investors or the per share consideration to be received by other shareholders. As a result of the Financing, we issued 79,113 shares of our common stock at a fair value of $500,000, which was recognized as research and development expense during the six months ended June 30, 2015.

The agreement will terminate upon the last-to-expire patent rights, or may be terminated by us at any time with 90 days written notice of termination or terminated by Michigan upon a bankruptcy by us, payment failure by us that is not cured within 30 days or a material breach of the agreement by us that is not cured within 60 days.

Sponsored Research Agreement with The University of Michigan

In February 2015, we entered into a Sponsored Research Agreement with Michigan under which we will sponsor up to $2.7 million of research at Michigan over a three-year period. We will receive a non-exclusive right to any technology developed under this agreement and have an option right for an exclusive right to any such licenses developed under the agreement. The Sponsored Research Agreement allows for termination with notice at any time by us. In the event of termination by us prior to the second anniversary of the agreement, other than due to breach by Michigan, we will be required to pay costs budgeted through the second anniversary up to $2.0 million of the sponsored research amount. Any costs incurred for the Sponsored Research Agreement will be expensed as incurred. For the three and six months ended June 30, 2015, we recorded approximately $251,000 and $376,000, respectively, in research and development expense under this research agreement.

Collectively, our outstanding license agreements provide for specified development, regulatory and sales-based milestone payments up to a total of $81.7 million payable upon occurrence of each stated event, of which $1.2 million relates to the initiation of certain development activities, $30.5 million relates to the achievement of specified regulatory approvals for the first indication and up to $50.0 million for the achievement of specified levels of product sales. Additional payments will be due for each subsequent indication if specified regulatory approvals are achieved. All milestone payments under the agreements will be recognized as research and development expense upon completion of the required events because the triggering events are not considered to be probable until they are achieved. As of June 30, 2015, we have not achieved any milestones under the agreements. Furthermore, if all the programs are successfully commercialized, we will be required to pay tiered royalties on annual net product sales ranging from the low single digits to the low teens, depending on the volume of sales and the respective agreement.

7. License and Asset Purchase Agreements

Janssen License Agreement

On December 18, 2014, the Company entered into a license agreement with Janssen Pharmaceutica NV (“Janssen”), a foreign entity headquartered in Belgium and an affiliate of Johnson & Johnson, Inc., under which the Company received certain intellectual property rights related to tipifarnib in the field of oncology for a non-refundable $1.0 million upfront license fee and payments upon achievement of certain development and sales-based milestones. Tipifarnib is a clinical stage compound and all ongoing development, regulatory and commercial work will be completed fully and at the sole expense of the Company. Under the license agreement, Janssen has a first right to negotiate for an exclusive license back from the Company to develop and commercialize tipifarnib on terms to be negotiated in good faith. Janssen may exercise this right of first negotiation during a 60-day period following delivery of clinical data as specified in the agreement.

The agreement will terminate upon the last-to-expire patent rights or last-to-expire royalty term, or may be terminated by the Company with 180 days written notice of termination. Either party may terminate the agreement in the event of material breach of the agreement that is not cured within 45 days. Janssen may also terminate the agreement due to the Company’s lack of diligence that is not cured within a three-month period.

The upfront license fee was paid in January 2015. Subsequent to such payment, in accordance with the agreement the Company entered into a convertible promissory note with Janssen’s affiliated company, Johnson & Johnson Innovation—JJDC, Inc. (“JJDC”) as described further in Note 13. Due to the long-term nature of the note, the full amount of the unpaid upfront fee is included within other long-term liabilities on the Company’s Balance Sheet as of December 31, 2014.

The University of Michigan License Agreement

On December 22, 2014, the Company entered into a license agreement with The Regents of The University of Michigan (“Michigan”) under which the Company received certain license rights for a non-refundable upfront license, annual maintenance fees and payments upon achievement of certain development and sales-based milestones. The licensed asset consists of a number of compounds, which are in the lead discovery/lead optimization phase. All future development, regulatory and commercial work on the asset will be completed fully and at the sole expense of the Company. Michigan retains the right to use the asset for non-commercial research, internal and/or educational purposes, with the right to grant the same limited rights to other non-profit research institutions. Furthermore, the agreement, as amended on March 3, 2015, stipulates contingent consideration for the issuance of shares equivalent to a set dollar value upon the occurrence of a qualified capital stock financing or a change of control event, as defined in the amended agreement, consistent with the terms issued to any future investors or the per share consideration to be received by other shareholders. See Note 13 for further discussion.

The agreement will terminate upon the last-to-expire patent rights, or may be terminated by the Company at any time with 90 days written notice of termination or terminated by Michigan upon a bankruptcy by the Company, payment failure by the Company that is not cured within 30 days or a material breach of the agreement by the Company that is not cured within 60 days.

The University of San Francisco License Agreement

On November 21, 2014, the Company entered into a license agreement with UCSF under which the Company received certain license rights. The agreement provided for an upfront payment as well as contingent milestone payments. Additionally, the agreement provides for a one-time indexed milestone payment upon the occurrence of an initial public offering or a change of control event following a qualified financing, as defined in the agreement. The indexed milestone was determined to qualify as an embedded derivative liability requiring an estimate of fair value. See Note 2 for further detail.

Collectively, the license agreements with Janssen, Michigan and UCSF provided for non-refundable upfront payments totaling $1.1 million. Each of these license agreements was individually deemed an asset acquisition, which required the Company to expense the full upfront acquisition price due to the preliminary stage of development and no identified alternative future use upon the agreement execution date. The expense is included within research and development expenses in the Company’s Statement of Operations and Comprehensive Loss. In addition, the license agreements collectively provide for specified development, regulatory and sales-based milestone payments up to a total of $81.7 million payable upon occurrence of each stated event, of which $1.2 million relates to the initiation of certain development activities, $30.5 million relates to the achievement of specified regulatory approvals for the first indication and up to $50.0 million for the achievement of specified levels of product sales. Additional payments will be due for each subsequent indication if specified regulatory approvals are achieved. All milestone payments under the agreement will be recognized as research and development expense upon completion of the required events because the triggering events are not considered to be probable until they are achieved. As of December 31, 2014, the Company has not achieved any milestones under the agreements. Furthermore, if all the programs are successfully commercialized, the Company will be required to pay tiered royalties on annual net product sales ranging from the low single digits to the low teens, depending on the volume of sales and the respective agreement.

Araxes Asset Purchase Agreement

On December 23, 2014, the Company entered into an asset purchase agreement with Araxes under which the Company purchased certain early stage patent rights related to compounds in the field of oncology for a purchase price of $500,000 payable under a convertible promissory note. All ongoing development, regulatory and commercial work will be completed fully and at the sole expense of the Company. The agreement allows for contingent milestone payments of $9.7 million throughout development and commercialization of the asset, of which $1.2 million relates to the initiation of certain development activities, and $8.5 million relates to the submission of certain regulatory filings and receipt of certain regulatory approvals. Additional payments will be due for each subsequent indication if specified regulatory approvals are achieved. The Company will recognize the milestones as expense when each event occurs. As of December 31, 2014, the Company has not achieved any milestones under the agreement. Furthermore, if the program is successfully commercialized, the Company will be required to pay tiered royalties on annual net product sales ranging in the low single digits, depending on the volume of sales.

The transaction was deemed an asset acquisition, which required the Company to expense the full upfront acquisition price due to the preliminary stage of development and no identified alternative future use upon the agreement execution date and is included within research and development expenses, related party in the Company’s Statement of Operations and Comprehensive Loss. All additional milestone payments under the agreement will be recognized upon completion of the required events because the triggering events will not be considered to be probable until they are achieved.